Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Common Stock

8. Common Stock

The holders of the Company’s common stock have one vote for each share of common stock held by them. Holders of shares of the Company’s common stock are entitled to dividends when, as and if declared by the Board of Directors. No dividends had been declared as of September 30, 2019 or December 31, 2018. As of September 30, 2019 and December 31, 2018, 935,040 shares and 878,413 shares of common stock were outstanding, respectively.

As of September 30, 2019, the Company had reserved the following shares of common stock, on an as-converted basis, for future issuance as follows:

Series A convertible preferred stock outstanding	6,251,502
Series B convertible preferred stock outstanding	4,166,663
Series C convertible preferred stock outstanding	4,351,554
Series C-2 convertible preferred stock outstanding	2,697,465
Options issued and outstanding	943,610
Options available for future grants	461,904

Total	18,872,698

10. Common Stock

The holders of the Company’s common stock have one vote for each share of common stock held by them. Holders of shares of the Company’s common stock are entitled to dividends when, as, and if declared by the Board of Directors, subject to the prior rights of the holders of convertible preferred stock. As of December 31, 2017 and 2018, no dividends had been declared.

As of December 31, 2018, the Company had reserved the following shares of common stock, on an as-converted basis, for future issuance as follows:

Series A convertible preferred stock outstanding	6,251,502
Series B convertible preferred stock outstanding	4,166,663
Series C convertible preferred stock outstanding	4,351,554
Series C-2 convertible preferred stock outstanding	2,566,666
Options issued and outstanding	768,239
Options available for future grants	693,879

Total	18,798,503